Restatement of Previously Issued Financial Statements (Tables) - As previously reported [Member]	12 Months Ended
Dec. 31, 2022
Restatement of Previously Issued Financial Statements (Tables) [Line Items]
Schedule of Consolidated Balance Sheets	A summary of the impact of these restatement adjustments to the Company’s unaudited condensed consolidated financial statements as of and for the six months ended June 30, 2022 is provided in Note 26 Interim Financial Data (Unaudited).
	As of December 31, 2022
Consolidated balance sheets:	As previously reported	Restatement adjustment	As restated
Mezzanine equity
Redeemable non-controlling interests	$-	$31,228,329	$31,228,329
Shareholders’ equity
Additional paid in capital	34,696,702	(907,000)	33,789,702
Accumulated deficit	(5,148,529)	(1,085,918)	(6,234,447)
Accumulated other comprehensive loss	(906,444)	(448,914)	(1,355,358)
Non-controlling interests	42,239,392	(28,786,497)	13,452,895

Schedule of Consolidated Statement of Operations
	For the year ended December 31, 2022
Consolidated statements of operations:	As previously reported	Restatement adjustment	As restated

Net (loss) income attributable to non-controlling interests	$(720,036)	$232,256	$(487,780)
Comprehensive (loss) income attributable to non-controlling interest	(2,788,650)	681,170	(2,107,480)
Loss per share – basic and diluted	(0.90)	(0.08)	(0.98)